Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Related Party Transactions [Table Text Block]
Amounts due from affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2018	2017
Amounts due from affiliates	$4,328	$4,286

Amounts, loans and promissory note due to owners and affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2018	2017
Amounts due to owners and affiliates	$2,301	$1,417

Revolving credit facility

	As of
	December 31,
(in thousands of U.S. dollars)	2018	2017
Revolving credit facility	$39,292	$51,832

Hoegh LNG and Subsidiaries [Member]
Schedule of Related Party Transactions [Table Text Block]
Amounts included in the consolidated statements of income for the years ended December 31, 2018, 2017 and 2016 or included in the consolidated balance sheets as of December 31, 2018 and 2017 are as follows:

(in thousands of U.S. dollars)	2018	2017	2016
Revenues
Time charter revenue Höegh Gallant (1)	$47,108	46,382	$47,741
Time charter and construction contract revenues indemnified by/refunded to Höegh LNG (2)	—	(2,496)	—
Operating expenses
Vessel operating expenses (3)	(21,520)	(21,124)	(13,416)
Hours, travel expense and overhead (4) and Board of Directors' fees (5)	(3,671)	(3,284)	(3,174)
Financial (income) expense
Interest income from joint ventures (6)	273	370	827
Interest expense and commitment fees to Höegh LNG (7)	(2,938)	(3,934)	(5,071)
Total	$19,252	15,914	$26,907

	As of
Balance sheet	December 31,
(in thousands of U.S. dollars)	2018	2017
Equity
Cash contribution from Höegh LNG (8)	$1,701	$2,075
Repayment of indemnification received from Höegh LNG (8)	(2,353)	(1,534)
Issuance of units for Board of Directors' fees (5)	200	189
Other and contribution from owner (9)	472	632
Total	$20	$1,362

1)	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant .
2)	Time charter revenues indemnified by/ refunded to Höegh LNG: As described under “Indemnifications” below, the Partnership refunded to Höegh LNG certain previous indemnification payments in 2017.
3)	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
4)
Hours, travel expenses and overhead:
Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.

5)
Board of Directors’ fees:
As of December 31, 2018, a total of 11,050 common units were issued and the value at the issuance date amounted to $200. Effective May 22, 2017 and June 3, 2016, a total of 9,805 and 10,650 common units, respectively, of the Partnership were awarded to non-employee directors as compensation of $189 and $189, respectively, for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.

6)
Interest income from joint ventures:
The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.

7)
Interest expense and commitment fees to Höegh LNG and affiliates:
Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes. The Partnership incurred a commitment fee on the undrawn balance until January 29, 2018 and an interest expense on the drawn balance. A seller’s credit note to finance part of the
Höegh Gallant
acquisition incurred interest expense until it was repaid in October 2017.

8)
Cash contribution from/ distribution to Höegh LNG:
As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership or received refunds of indemnification from the Partnership which were recorded as contributions or distributions to equity.

9)
Other and contribution from owner:
Höegh LNG granted share-based incentives to certain key employees whose services benefit the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective March 23, 2018 and June 3, 2016, the Partnership granted the Chief Executive Officer and Chief Financial Officer 14,584 and 21,500 phantom units in the Partnership, respectively. Related expenses are recorded as an administrative expense and as increase in equity.